STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STOCK-BASED COMPENSATION
Number of stockholder-approved equity-based compensation plans	2
Stock options
Stock-based compensation
Outstanding stock options (in shares)	1,104,859	906,860
Contractual term of stock options	10 years
Stock-based compensation expense	$ 725,625	$ 1,177,683	$ 992,757
Weighted average fair value (in dollars per share)	$ 4.08	$ 7.32	$ 6.66
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life			6 years
Risk-free interest rate, minimum (as a percent)	0.775%	1.175%
Risk-free interest rate, maximum (as a percent)	1.105%	2.57%
Risk-free interest rate (as a percent)			2.42%
Expected stock price volatility, minimum (as a percent)	92.97%	69.07%
Expected stock price volatility, maximum (as a percent)	97.20%	72.16%
Expected stock price volatility (as a percent)			76.05%
Stock options | Minimum
Stock-based compensation
Vesting period of outstanding stock options	3 years
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life	5 years 6 months	5 years 6 months
Stock options | Maximum
Stock-based compensation
Vesting period of outstanding stock options	4 years
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life	6 years 3 months	6 years 3 months
2008 Plan | Stock options
Stock-based compensation
Number of shares of the entity's common stock authorized for issuance under the plan	1,833,333
1998 Plan | Stock options
Stock-based compensation
Number of shares of the common stock issued	3,416
Outstanding stock options (in shares)	860,828